Revenue Recognition (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trust Fees [Member]
Disaggregation of Revenue [Line Items]
Fees income recognized	$ 430	$ 446	$ 454
Asset Management Fees [Member]
Disaggregation of Revenue [Line Items]
Fees income recognized	367	371
Estate Management Services [Member]
Disaggregation of Revenue [Line Items]
Fees income recognized	$ 63	$ 75
Percentage of total estate fee recognized when all estate assets are collected and debts paid	25.00%
Percentage of total estate fee recognized when the inheritance tax return is filed	50.00%
Percentage of total estate fee recognized when the first and final account is confirmed	25.00%